Effect of One-Percentage Point Change in Assumed Healthcare Cost Trend Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Effect of 1-percentage point increase on total service and interest cost components	$ 0.2
Effect of 1-percentage point increase on accumulated postretirement benefit obligation	2.7
Effect of 1-percentage point decrease on total service and interest cost components	(0.2)
Effect of 1-percentage point decrease on accumulated postretirement benefit obligation	$ (2.3)